Document and Entity Information Document	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar. 31, 2013
Amendment Flag	false